RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.RELATED PARTY TRANSACTIONS

During the three months ended February 28, 2026, the Company incurred $45,000 (for the three months ended February 28, 2025 - $45,000) in fees to the Chief Executive Officer (the “CEO”) of the Company, and $25,000 of bonus to the CEO (for the three months ended February 28, 2025 - $Nil) payable upon completion of the de-SPAC transaction (Note 4). As of February 28, 2026, $15,000 of CEO fees (November 30, 2025 - $15,000), $25,000 of bonus (November 30, 2025 - $Nil) and $Nil in expense reimbursements (November 30, 2025 - $Nil) were included in due to related parties.

During the three months ended February 28, 2026, the Company incurred $32,250 (for the three months ended February 28, 2025 - $Nil) in fees with a company controlled by the Chief Financial Officer (the “CFO”) of the Company. As of February 28, 2026, $10,750 of CFO fees (November 30, 2025 - $10,750) were included in due to related parties.

During the three months ended February 28, 2026, the Company incurred $Nil (for the three months ended February 28, 2025 - $45,000) in fees with a company controlled by the former Chief Financial Officer (the “former CFO”) of the Company. As of February 28, 2026, $Nil of former CFO fees (November 30, 2025 - $15,000) and $Nil in expense reimbursements (November 30, 2025 - $Nil) were included in due to related parties.

During the three months ended February 28, 2026, the Company incurred $45,000 (for the three months ended February 28, 2025 - $45,000) of consulting fees with a company controlled by a former director of the Company, prior to the former director’s cessation upon the de-SPAC transaction (Note 4). As of February 28, 2026, $Nil (November 30, 2025 - $22,500) of consulting fees and $Nil (November 30, 2025 - $7,971) in expense reimbursements were included in due to related parties. As of February 28, 2026, $30,000 (November 30, 2025 - $Nil) of such consulting fees were included in accounts payable and accrued liabilities.

During the three months ended February 28, 2026, the Company incurred $75,000 (for the three months ended February 28, 2025 - $121,250) of consulting fees with a company (for the three months ended February 28, 2025 - two companies) controlled by a stockholder of the Company. As of February 28, 2026, $Nil (November 30, 2025 - $232,000) of consulting fees and $15,044 (November 30, 2025 - $6,112) in expense reimbursements were included in due to related parties.

Additionally, there were two stockholders, who held over 5% of the Company’s common stock during the three months ended February 28, 2025, that provided consulting services to the Company. The two stockholders no longer hold over 5% of the Company’s common stock during the three months ended February 28, 2026. During the three months ended February 28, 2026, the Company incurred $Nil (for the three months ended February 28, 2025 - $45,000) and $Nil (for the three months ended February 28, 2025 - $45,250) of consulting fees with these two stockholders. As of February 28, 2026, $Nil (November 30, 2025 - $44,819) and $Nil (November 30, 2025 - $46,250), respectively, in consulting fees to these two stockholders were included in due to related parties.

As of February 28, 2026, $Nil (November 30, 2025 - $128,064) was included in due to related parties for amounts relating to expense reimbursements due to corporations over which stockholders of the Company exercise significant influence.

As of February 28, 2026, $Nil (November 30, 2025 - $12,865) was included in due to related parties for amounts relating to expense reimbursements due to a stockholder.

6.	RELATED PARTY TRANSACTIONS

Stock issuance

During the period from December 1, 2024 through November 30, 2025, the Company issued 300,000 common shares to a stockholder as bonus compensation for professional services rendered from January 2024 through December 2024 (Note 5).

Obligation to issue shares

As of November 30, 2024, in connection with the shares mentioned in the previous paragraph, the Company recognized an obligation to issue shares of $167,750 in connection with the subsequent issuance of 300,000 bonus shares granted to a stockholder for services rendered during the one-year period from January to December 2024 (Note 5). The total value of the shares granted subsequent to November 30, 2024 is $183,000.

As of November 30, 2025, the Company issued the common stock as bonus compensation for the value of $183,000 to a stockholder for the services.

Professional fees

During the year ended November 30, 2025, the Company incurred $180,000 (for the period from December 14, 2023 (inception) through November 30, 2024 — $97,500) in fees to the Chief Executive Officer (the “CEO”) of the Company. As of November 30, 2025, $15,000 of CEO fees (November 30, 2024 — $15,000) and $Nil in expense reimbursements (November 30, 2024 — $3,267) were included in due to related parties.

During the year ended November 30, 2025, the Company incurred $157,500 (for the period from December 14, 2023 (inception) through November 30, 2024 — $75,000) in fees to the former Chief Financial Officer (the “former CFO”) of the Company. As of November 30, 2025, $15,000 of former CFO fees (November 30, 2024 — $75,000) and $Nil in expense reimbursements (November 30, 2024 — $2,641) were included in due to related parties.

During the year ended November 30, 2025, the Company incurred $16,645 (for the period from December 14, 2023 (inception) through November 30, 2024 — $Nil) in fees to the Chief Financial Officer (the “CFO”) of the Company. As of November 30, 2025, $10,750 of CFO fees (November 30, 2024 — $Nil) were included in due to related parties.

During the year ended November 30, 2025, the Company incurred $180,000 (for the period from December 14, 2023 (inception) through November 30, 2024 — $75,000) of consulting fees with a company controlled by a director of the Company. As of November 30, 2025, $22,500 (November 30, 2024 — $59,819) of consulting fees and $7,971 (November 30, 2024 — $18,863) in expense reimbursements were included in due to related parties.

Additionally, there were two stockholders that provided consulting services to the Company. During the year ended November 30, 2025, the Company incurred $381,250 (for the period from December 14, 2023 (inception) through November 30, 2024 — $343,750) and $180,250 (for the period from December 14, 2023 (inception) through November 30, 2024 — $60,750) of consulting fees with these two stockholders. As of November 30, 2025, $48,000 (November 30, 2024 — $176,000) and $19,875 (November 30, 2024 — $60,750), respectively, in consulting fees to these two stockholders were included in due to related parties.

As of November 30, 2025, $128,064 (November 30, 2024 — $107,128) was included in due to related parties for amounts relating to expense reimbursements due to corporations over which stockholders of the Company exercise significant influence.

As of November 30, 2025, $12,865 (November 30, 2024 — $Nil) was included in due to related parties for amounts relating to expense reimbursements due to a stockholder.